Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of segment financial information

Summarized financial information concerning the Group’s reportable segments are shown as below:

	For the year ended 31 December 2024
	Managed services	Professional services	Total
	USD	USD	USD

Revenue	15,801,134	1,375,027	17,176,161
Cost of sales	(15,032,073)	(240,464)	(15,272,537)
Gross profit	769,061	1,134,563	1,903,624
Net profit	217,842	321,372	539,214

Total assets	1,968,636	2,904,242	4,872,878
Total liabilities	734,950	1,084,238	1,819,188

	For the year ended 31 December 2023
	Managed services	Professional services	Total
	USD	USD	USD

Revenue	15,929,773	-	15,929,773
Cost of sales	(14,275,131)	-	(14,275,131)
Gross profit	1,654,642	-	1,654,642
Net profit	886,588	-	886,588

Total assets	3,992,091	-	3,992,091
Total liabilities	1,554,803	-	1,554,803